Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [Abstract]
Disclosure of detailed information about key assumptions for the CGU's [Table Text Block]
	2024	2023

Long-term gold price (per ounce)	$2,184	$1,754
Long-term silver price (per ounce)	$27	$23
Post-tax real discount rate	4.9%	5.0%